UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	WEST HIGHLAND CAPITAL, INC.
Address:	300 DRAKES LANDING RD., Suite 290
	GREENBRAE, CA. 94904

Form 13F File Number:	28-3846

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Bonnie G. George
Title:	Chief Operating Officer
Phone:	415-461-9453

Signature, Place and Date of Signing:
	Bonnie G. George			Greenbrae, CA		November 14, 2002
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		6035 (x1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE		SHARES	INV.	OTHER		AUTH
					CLASS					X1000				DISC	MGR		SOLE	SHARED  NONE

ADMINISTAFF INC COM            COMMON STOCK     007094105      770   200000 SH       SOLE           200000    0        0
ALLEGIANCE TELECOM INC         COMMON STOCK     01747T102     4631  5578971 SH       SOLE          5578971    0        0
BROADWING INC.                 COMMON STOCK     111620100      297   150000 SH       SOLE           150000    0        0
ON COMMAND CORP SER B WTS      WARRANTS         682160122        7   342000 SH       SOLE           342000    0        0
ON COMMAND CORP WTS            WARRANTS         682160114        2    30500 SH       SOLE            30500    0        0
UNITEDGLOBALCOM INC CL-A COM   COMMON STOCK     913247508      328   200000 SH       SOLE           200000    0        0






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